Leases - Lease Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Right-of-use assets	$ 19,841	$ 21,178
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Property, Plant and Equipment, Net
Finance leases		$ 1,163
Total ROU assets		$ 22,341
Operating lease, liability, current, statement of financial position		Accrued expenses and other current liabilities
Current operating lease liabilities		$ 3,050
Current finance lease liabilities		$ 531
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]		Accrued Liabilities, Current
Noncurrent operating lease liabilities	$ 21,346	$ 22,997	$ 0
Finance lease, liability, noncurrent, statement of financial position		Other liabilities
Noncurrent finance lease liabilities		$ 619
Lease liabilities		$ 27,197